TAXATION (Aggregate Amount and Per Share Effect of Reduction of CIT) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
The aggregate amount of effect	85,570,052	25,853,541
Per share effect - basic	0.70	0.27
Per share effect - diluted	0.56	0.27